Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Sep. 21, 2023 USD ($) CarbonOffsets	Sep. 18, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 6,079,531	$ 3,585,261
Deposits held for an Airport Security Bond	360,000
Provision for allowance for credit losses	5,915	219,759
Accounts receivable, net of allowance	94,755	104,406	$ 454,000
Allowance for obsolete items	0
Number of carbon offsets | CarbonOffsets				54,000
Useful life				36 months
Intangible asset cost	453,600			$ 453,600
Accumulated amortization	37,800
Amortization expense	789,494	218,688
Deferred maintenance costs	1,740,537	1,022,492
Property and equipment depreciation	935,970	283,325
Impairment losses	$ 0	0
Percentage of deposit by charter customers upon signing contract	10.00%
Expected annual amortization for carbon offsets intangibles, 2024	$ 151,200
Expected annual amortization for carbon offsets intangibles, 2025	151,200
Expected annual amortization for carbon offsets intangibles, 2026	113,400
Charter Air Solutions, LLC (Top Flight)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of share acquired					80.00%
Prepaid Expenses and Other Current Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits	$ 908,358
Deferred Costs and Other Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits		$ 889,919